SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 46,692
Inventories	$ 46,692		$ 95,124